SCHEDULE OF FUTURE PAYMENTS UNDER NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 13, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Reminder of Fiscal Year	$ 3,000,000
Year One	559,354		3,072,192
Year Two			1,037,115
Total future minimum payments	3,559,354		4,109,307
Less: discount	(18,599)	$ (73,391)	(73,391)	$ (73,391)
Loans payable	3,540,755		4,035,916
Less: current	(3,097,382)		(2,998,801)
Loans payable, noncurrent	$ 443,373		$ 1,037,115